Annual Fund Operating Expenses - Diversified Real Asset Fund	Dec. 31, 2021
Class A
Operating Expenses:
Management Fees	0.81%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver and Expense Reimbursement	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.20%
Institutional Class
Operating Expenses:
Management Fees	0.81%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and Expense Reimbursement	(0.09%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.83%
Class R-3
Operating Expenses:
Management Fees	0.81%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver and Expense Reimbursement	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.34%
Class R-4
Operating Expenses:
Management Fees	0.81%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and Expense Reimbursement	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.15%
Class R-5
Operating Expenses:
Management Fees	0.81%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and Expense Reimbursement	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.03%
Class R-6
Operating Expenses:
Management Fees	0.81%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.78%

[1]	Principal Global Investors, LLC (“PGI”), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending December 30, 2022. The fee waiver will reduce the Fund's Management Fees by 0.05% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[2]	Principal Global Investors, LLC (“PGI”), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.20% for Class A and 0.83% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.